Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		1/1/2017
	Collection Period Ending Date		1/31/2017
	Collection Period		3
	Payment Date		2/15/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	0.537890	$243,599,383.81	$52,648,457.46	$190,950,926.35
(2)	Class A-2 Notes	1.000000	$380,000,000.00	$—	$380,000,000.00
(3)	Class A-3 Notes	1.000000	$450,000,000.00	$—	$450,000,000.00
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$1,388,599,383.81	$52,648,457.46	$1,335,950,926.35
(9)	Overcollateralization		$6,465,056.58	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$1,395,064,440.39	$52,648,457.46	$1,343,450,926.35
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$243,599,383.81	$166,797.91
(13)	Class A-2 Notes		1.29000%	$380,000,000.00	$408,500.00
(14)	Class A-3 Notes		1.59000%	$450,000,000.00	$596,250.00
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$1,388,599,383.81	$1,707,441.66
	2. AVAILABLE FUNDS
(20)	Interest Collections		$5,934,956.26
(21)	Principal Collections		$33,069,740.78
(22)	Repurchased Loans
(23)	Accounts Paid in Full		$18,361,949.86
(24)	Liquidation Proceeds		$717.53
(25)	Recoveries		$66,793.45
(26)	Investment Earnings		$—
(27)	Total Collections		$57,434,157.88
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$57,434,157.88
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$1,162,553.70	$1,162,553.70	$—
(31)	Class A-1 Notes Interest		$166,797.91	$166,797.91	$—
(32)	Class A-2 Notes Interest		$408,500.00	$408,500.00	$—
(33)	Class A-3 Notes Interest		$596,250.00	$596,250.00	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—
(37)	Second Allocation of Principal		$8,398,457.46	$8,398,457.46	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—

(39)	Third Allocation of Principal		$21,000,000.00	$21,000,000.00	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$1,915,705.06	$1,915,705.06	$—
			$57,434,157.88	$57,434,157.88
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$8,398,457.46
(49)	Third Allocation of Principal		$21,000,000.00
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$52,648,457.46
	4. POOL INFORMATION
(53)	Pool Balance		$1,343,450,926
(54)	Number of Receivables Outstanding		86,742
(55)	Weighted Average Contract Rate		4.84%
(56)	Weighted Average Maturity		53.81
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$6,465,056.58
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Collection Account Earnings		$4,511.41
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Collection Account Earnings to Servicer		$(4,511.41)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$114,918.76	16	$7,182.42
(74)	Recoveries for Collection Period		$717.53	1	$717.53
(75)	Net Losses/(Recoveries) for Collection Period		114,201.23
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$162,577.85
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.01084%

		1/31/2017	12/31/2016	11/30/2016
(79)	Pool Balance at end of collection period	$1,343,450,926	$1,395,064,440	$1,445,159,193
(80)	Number of receivables outstanding	86,742	88,683	90,439
(81)	Average month end Pool Balance	$1,369,257,683	$1,420,111,817	$1,472,579,597
(82)	Realized Losses for Collection Period	$114,919	$47,578	$1,727
(83)	Recoveries for Collection Period	$718	$928	$—
(84)	Net Losses/(Recoveries) for Collection Period	$114,201	$46,650	$1,727
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.101%	0.04%	0.001%

(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.1%	0.039%	0.001%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.046%

		1/31/2017	12/31/2016	11/30/2016
(88)	Receivables 31-59 Days Delinquent	$5,888,972.38	$6,112,423.41	$4,895,896.3
(89)	$ As % of Ending Pool Balance	0.438%	0.438%	0.339%
(90)	# of Receivables	367	384	310
(91)	# As % of Ending Pool # of Receivables	0.423%	0.433%	0.343%
(92)	Receivables 60-89 Days Delinquent	$1,458,398.06	$944,023.57	$9,139.96
(93)	$ As % of Ending Pool Balance	0.109%	0.068%	0.001%
(94)	# of Receivables	98	68	1
(95)	# As % of Ending Pool # of Receivables	0.113%	0.077%	0.001%
(96)	Receivables 90 - 119 Days Delinquent	$579,969.64	$—	$—
(97)	$ As % of Ending Pool Balance	0.043%	—%	—%
(98)	# of Receivables	45	—	—
(99)	# As % of Ending Pool # of Receivables	0.052%	—%	—%
(100)	Receivables 120+ Days Delinquent	$29,334.45	$—	$—
(101)	$ As % of Ending Pool Balance	0.002%	—%	—%
(102)	# of Receivables	2	0	0
(103)	# As % of Ending Pool # of Receivables	0.002%	—%	—%
(104)	Total Delinquencies	$7,956,674.53	$7,056,446.98	$4,905,036.26
(105)	$ As % of Ending Pool Balance	0.592%	0.506%	0.339%
(106)	# of Receivables	512	452	311
(107)	# As % of Ending Pool # of Receivables	0.59%	0.510%	0.344%
(108)	Total Repossession	$630,113.77	$259,599.32	$149,610.18
(109)	# of Receivables	34	14	5

Name: Kim Taylor
Title: Senior Vice President
February 10, 2017